SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2024
SUBSEQUENT EVENTS
SUBSEQUENT EVENTS
21.	SUBSEQUENT EVENTS
On February 25, 2025, the Group approved and declared a cash dividend of US$0.30 per ordinary share, or US$0.30 per ADS, to the holders of its ordinary shares and ADSs of record as of the close of business on March 17, 2025, Hong Kong time and New York time, respectively.
Such dividend of US$
200

million was fully paid i
n
April 2025
.